Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - CAD ($) $ in Thousands	Share capital	Warrants	Stock-based Compensation	Contributed Surplus	Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2020	$ 704,599	$ 3,275	$ 23,011	$ 36,089	$ (150,878)	$ (1,378)	$ 614,718
Balance (in Shares) at Dec. 31, 2020	74,162,286
Share issuance - Private placement	$ 8,358						8,358
Share issuance - Private placement (in Shares)	350,000
Share issuance - At-The-Market offering	$ 34,446						34,446
Share issuance - At-The-Market offering (in Shares)	1,516,873
Share issuance - options exercised	$ 17,428		(8,587)				8,841
Share issuance - options exercised (in Shares)	794,668
Share issuance - Warrants exercised	$ 11,100	(3,275)					7,825
Share issuance - Warrants exercised (in Shares)	500,000
Share issuance - RSUs vested	$ 3,413		(3,413)
Share issuance - RSUs vested (in Shares)	135,450
Share issuance costs	$ (1,239)						(1,239)
Deferred tax on share issuance costs	328						328
Stock-based compensation			2,934				2,934
Expired options			(37)	37
Other comprehensive income (loss)						(408)	(408)
Net income (loss) for the year					9,441		9,441
Balance at Sep. 30, 2021	$ 778,433		13,908	36,126	(141,437)	(1,786)	685,244
Balance (in Shares) at Sep. 30, 2021	77,459,277
Balance at Dec. 31, 2021	$ 809,269		8,697	36,126	(149,983)	(1,776)	702,333
Balance (in Shares) at Dec. 31, 2021	78,975,349
Share issuance - At-The-Market offering	$ 22,773						22,773
Share issuance - At-The-Market offering (in Shares)	997,508
Share issuance - options exercised	$ 4,106		(1,447)				2,659
Share issuance - options exercised (in Shares)	186,007
Share issuance - RSUs vested	$ 3,172		(3,172)
Share issuance - RSUs vested (in Shares)	148,800
Share issuance costs	$ (690)						(690)
Deferred tax on share issuance costs	184						184
Stock-based compensation			2,654				2,654
Other comprehensive income (loss)						18,825	18,825
Net income (loss) for the year					17,853		17,853
Balance at Sep. 30, 2022	$ 838,814		$ 6,732	$ 36,126	$ (132,130)	$ 17,049	$ 766,591
Balance (in Shares) at Sep. 30, 2022	80,307,664